Note Fair value measurement (Gains and losses (realized and unrealized) included in earnings for level 3 assets and liabilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Gains (Losses) included in earnings	$ (8,519)	$ (36,716)	$ (25,514)
Liabilitiy - Gains (Losses) included in earnings	(6,112)	(11,700)	(32,778)
Change in unrealized gain loss - Fair value assets	8,725	(18,947)	(4,788)
Change in unrealized gain loss - fair value liabilities	0	(11,700)	(32,778)
Gain (loss) included in earnings	(14,631)	(48,416)	(58,292)
Change in unrealized gain loss	8,725	(30,647)	(37,566)
Interest Income
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Gains (Losses) included in earnings	0	0	(3)
Change in unrealized gain loss - Fair value assets	0	0	0
Mortgage Banking Activities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Gains (Losses) included in earnings	(8,477)	(36,519)	(25,336)
Change in unrealized gain loss - Fair value assets	8,703	(18,986)	(4,745)
Trading Gains Losses
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Gains (Losses) included in earnings	(42)	(197)	(175)
Change in unrealized gain loss - Fair value assets	22	39	(43)
FDIC Loss Share Expense Income
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Liabilitiy - Gains (Losses) included in earnings	(6,112)	(11,700)	(33,413)
Change in unrealized gain loss - fair value liabilities	0	(11,700)	(33,413)
Other Income
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Abstract
Liabilitiy - Gains (Losses) included in earnings	0	0	635
Change in unrealized gain loss - fair value liabilities	$ 0	$ 0	$ 635